united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 45246

(Address of principal executive offices) (Zip code)

Kevin Wolf, Gemini Fund Services, LLC

4221 North 203rd Street, Suite 100, Elkhorn, Nebraska 68022-3474

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 10/31

Date of reporting period: 4/30/23

Item 1. Reports to Stockholders.

(a)       Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

Invenomic Fund

Institutional Class

BIVIX

Investor Class

BIVRX

Super Institutional Class

BIVSX

Semi-Annual Report

April 30, 2023

1-855-466-3406

www.Invenomic.com

Distributed by Northern Lights Distributors, LLC

Member FINRA

Invenomic Fund
PORTFOLIO REVIEW (Unaudited)
April 30, 2023

The fund’s performance figures* for the periods ended April 30, 2023, compared to its benchmark:

			Annualized	Annualized	Annualized
	Six Months	One Year	Five Year	Since Inception (a)	Since Inception (b)
Invenomic Fund Institutional Class	24.49%	24.23%	28.03%	N/A	25.97%
Invenomic Fund Investor Class	24.30%	23.88%	27.74%	N/A	25.67%
Invenomic Fund Super Institutional Class	24.65%	24.55%	N/A	34.21%	N/A
S&P Composite 1500 Total Return Index (c)	8.02%	2.43%	11.04%	11.26%	11.07%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The total operating expenses as stated in the fee table to the Fund’s prospectus dated March 1, 2023 are 2.93%, 3.18% and 2.68% for the Institutional Class, Investor Class and Super Institutional Class, respectively. For performance information current to the most recent month-end, please call 1-855-466-3406.

(a)	Inception date is May 10, 2019.

(b)	Inception date is June 19, 2017

(c)	The S&P Composite 1500 Total Return Index combines three leading indices, the S&P 500, the S&P MidCap 400, and the S&P SmallCap 600, to cover approximately 90% of U.S. market capitalization. It is designed for investors seeking to replicate the performance of the U.S. equity market or benchmark against a representative universe of tradable stocks. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Holdings By Industry/Asset Type (1)	% of Net Assets
Software	14.3%
Technology Services	10.3%
Biotech & Pharma	7.6%
Internet & Media Services	6.6%
Metals & Mining	6.1%
Telecommunications	5.2%
Entertainment Content	4.3%
Health Care Facilities & Services	4.3%
Oil & Gas Producers	3.7%
E-Commerce Discretionary	3.6%
Other Assets Less Liabilities	34.0%
100.0%

(1)	Does not include securities sold short and derivatives in which the fund invests.

Please refer to the Schedule of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2023

Shares		Fair Value
	COMMON STOCKS — 106.7%
	ADVERTISING & MARKETING - 0.0%(b)
4,406	Tenerity, Inc.(c),(d)	$—

	AEROSPACE & DEFENSE - 1.4%
82,655	Airbus S.E.	11,579,897
43,452	Huntington Ingalls Industries, Inc.	8,762,530
		20,342,427
	APPAREL & TEXTILE PRODUCTS - 2.5%
3,358,664	Dr. Martens PLC	7,011,199
972,429	Hanesbrands, Inc.(a)(e)	5,095,528
861,992	Levi Strauss & Company, Class A(a)(e)	12,464,404
532,338	Under Armour, Inc., Class C(c)(e)	4,279,998
649,924	Unifi, Inc.(c)	5,706,333
		34,557,462
	ASSET MANAGEMENT - 0.7%
5,005	Assetmark Financial Holdings, Inc.(c)	153,553
71,330	Raymond James Financial, Inc.(e)	6,457,505
223,482	Silvercrest Asset Management Group, Inc., Class A	4,185,818
		10,796,876
	AUTOMOTIVE - 0.2%
79,359	Standard Motor Products, Inc.	2,857,718

	BANKING - 2.6%
290,536	Citigroup, Inc.	13,675,530
420,626	Popular, Inc.(a)	25,241,767
		38,917,297
	BEVERAGES - 0.1%
503,417	Ambev S.A. - ADR(e)	1,409,568

	BIOTECH & PHARMA - 7.6%
319,117	Bayer A.G.	21,014,250
405,806	Bristol-Myers Squibb Company(a)	27,095,667
1,247,629	Elanco Animal Health, Inc.(c)	11,815,047
553,649	Exelixis, Inc.(a),(c)	10,131,777
371,151	GSK PLC	6,721,570

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023

Shares		Fair Value
	COMMON STOCKS — 106.7% (Continued)
	BIOTECH & PHARMA - 7.6% (Continued)
195,588	Hikma Pharmaceuticals PLC	$4,525,349
335,045	Lexaria Bioscience Corporation(a),(c)(e)	690,193
3,060,191	Viatris, Inc.(a)	28,551,582
		110,545,435
	CABLE & SATELLITE - 3.4%
39,690	Cogeco, Inc.	1,689,690
1,137,104	Comcast Corporation, Class A(a)	47,041,993
		48,731,683
	CHEMICALS - 1.1%
159,599	Eastman Chemical Company(a)	13,449,408
262,790	Sasol Ltd. - ADR(e)	3,421,526
		16,870,934
	COMMERCIAL SUPPORT SERVICES - 2.1%
295,061	Alight, Inc., Class A(c)	2,729,314
728,036	BrightView Holdings, Inc.(c)	4,026,039
36,971	Civeo Corporation(c)	711,692
124,647	Forrester Research, Inc.(c)	3,856,578
272,035	Heidrick & Struggles International, Inc.(a)	6,830,799
196,631	Korn Ferry(e)	9,442,221
84,741	Viad Corporation(c)	1,612,621
		29,209,264
	CONSTRUCTION MATERIALS - 1.0%
249,906	Cie de Saint-Gobain	14,435,342

	CONSUMER SERVICES - 2.7%
610,697	Coursera, Inc.(c)	7,597,071
1,402,870	Laureate Education, Inc., Class A(e)	17,381,558
176,893	Stride, Inc.(a),(c)	7,599,323
737,863	Udemy, Inc.(c)	6,707,175
		39,285,127
	CONTAINERS & PACKAGING - 0.5%
65,199	Sonoco Products Company(e)	3,952,363
94,276	Westrock Company	2,821,681
		6,774,044

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023

Shares		Fair Value
	COMMON STOCKS — 106.7% (Continued)
	E-COMMERCE DISCRETIONARY - 3.6%
907,562	eBay, Inc.(a)(e)	$42,138,103
2,184,018	Rover Group, Inc.(a),(c),(e)	9,893,602
		52,031,705
	ELECTRICAL EQUIPMENT - 2.3%
44,518	FARO Technologies, Inc.(c)	1,039,495
274,818	nLight, Inc.(c)	2,410,154
96,841	Sensata Technologies Holding PLC	4,207,741
887,213	Vontier Corporation(a)	24,070,090
		31,727,480
	ENGINEERING & CONSTRUCTION - 2.2%
889,848	Frontdoor, Inc.(a),(c),(e)	24,346,241
951,203	Mistras Group, Inc.(a),(c)	7,723,768
		32,070,009
	ENTERTAINMENT CONTENT - 4.3%
1,198,693	AppLovin Corporation(a),(c)(e)	20,377,781
554,162	Ubisoft Entertainment S.A.(c)	16,176,035
1,853,004	Warner Bros Discovery, Inc.(a),(c),(e)	25,219,384
		61,773,200
	FOOD - 1.3%
1,034,258	Nomad Foods Ltd.(a),(c)	19,444,050

	FORESTRY, PAPER & WOOD PRODUCTS - 0.1%
191,210	Glatfelter Corporation	864,269

	GAS & WATER UTILITIES - 0.3%
241,679	Suburban Propane Partners, L.P.	3,799,194

	HEALTH CARE FACILITIES & SERVICES - 4.3%
445,905	Centene Corporation(a),(c)	30,736,232
145,893	CVS Health Corporation	10,695,416
281,738	Pediatrix Medical Group, Inc.(c),(e)	4,037,306
164,056	Premier, Inc., Class A(e)	5,467,986
66,303	Universal Health Services, Inc., Class B(e)	9,968,656
		60,905,596

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023

Shares		Fair Value
	COMMON STOCKS — 106.7% (Continued)
	HOME & OFFICE PRODUCTS - 0.6%
141,147	Hamilton Beach Brands Holding Company, Class A(a)	$1,412,881
390,759	Newell Brands, Inc.(e)	4,747,722
22,235	Whirlpool Corporation(e)	3,103,784
		9,264,387
	HOME CONSTRUCTION - 0.1%
251,483	Caesarstone Ltd.(a)(e)	1,146,762

	INDUSTRIAL INTERMEDIATE PROD - 0.3%
176,971	Insteel Industries, Inc.	4,872,012
25,583	Strattec Security Corporation(c)	496,310
		5,368,322
	INSTITUTIONAL FINANCIAL SERVICES - 1.3%
137,033	Euronext N.V.	10,887,140
239,633	Lazard Ltd., Class A	7,500,513
		18,387,653
	INTERNET MEDIA & SERVICES - 6.6%
204,044	Expedia Group, Inc.(a),(c)	19,171,974
2,989,326	Lyft, Inc.(a),(c),(e)	30,640,590
111,519	Match Group, Inc.(c),(e)	4,115,051
54,263	Meta Platforms, Inc., Class A(a),(c)	13,040,484
751,256	Snap, Inc., Class A(c)	6,543,440
121,642	Travelzoo(c)	906,233
300,344	TripAdvisor, Inc.(c)	5,325,099
612,311	Trustpilot Group PLC(c)	681,038
1,396,603	Upwork, Inc.(c)	13,365,491
457,580	Vivid Seats, Inc.(c),(e)	3,285,424
		97,074,824
	LEISURE FACILITIES & SERVICES - 0.6%
218,232	Cedar Fair, L.P.	9,541,103

	LEISURE PRODUCTS - 0.7%
165,067	Hasbro, Inc.(e)	9,775,268

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023

Shares		Fair Value
	COMMON STOCKS — 106.7% (Continued)
	MACHINERY - 0.1%
66,571	Hurco Companies, Inc.	$1,493,188

	MEDICAL EQUIPMENT & DEVICES - 3.5%
524,254	Bausch + Lomb Corporation(c),(e)	9,153,475
376,085	Baxter International, Inc.(a)	17,931,733
119,978	Castle Biosciences, Inc.(c)	2,715,102
82,530	FONAR Corporation(c)	1,301,911
271,606	Inogen, Inc.(a),(c)	3,615,076
116,842	Medtronic PLC	10,626,780
36,961	QuidelOrtho Corporation(c)	3,324,642
129,752	Varex Imaging Corporation(c)	2,301,800
		50,970,519
	METALS & MINING - 6.1%
8,031,875	Argonaut Gold, Inc.(c)	3,676,078
5,881,297	B2Gold Corporation	23,140,696
1,660,176	Eldorado Gold Corporation(c),(e)	18,344,945
657,933	Equinox Gold Corporation(c),(e)	3,276,506
5,402,414	Kinross Gold Corporation(a),(e)	27,282,192
3,032,689	New Gold, Inc.(c)	3,881,842
3,112,674	OceanaGold Corporation	7,123,139
86,092	Seabridge Gold, Inc.(c)	1,208,732
		87,934,130
	OIL & GAS PRODUCERS - 3.7%
160,745	Chord Energy Corporation(a),(e)	22,878,836
1,683,595	Crescent Point Energy Corporation(a)	12,458,603
156,543	Murphy Oil Corporation	5,746,694
191,862	PHX Minerals, Inc.(e)	519,946
208,765	SandRidge Energy, Inc.(c)	2,958,200
1,712,042	Southwestern Energy Company(c)	8,885,498
		53,447,777
	PUBLISHING & BROADCASTING - 0.3%
286,299	News Corporation, Class A(e)	5,041,725

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023

Shares		Fair Value
	COMMON STOCKS — 106.7% (Continued)
	REAL ESTATE INVESTMENT TRUSTS - 2.4%
597,363	CoreCivic, Inc.(c)	$5,250,821
203,099	Cousins Properties, Inc.(e)	4,429,589
834,419	Equity Commonwealth	17,289,161
264,988	Kilroy Realty Corporation(e)	7,748,249
		34,717,820
	RETAIL - CONSUMER STAPLES - 0.3%
114,926	Walgreens Boots Alliance, Inc.(e)	4,051,141

	RETAIL - DISCRETIONARY - 0.4%
127,506	Children’s Place, Inc. (The)(a),(c)	3,779,278
55,337	Genesco, Inc.(c)	1,917,980
		5,697,258
	SEMICONDUCTORS - 1.8%
210,271	Intel Corporation(a)	6,531,017
169,554	IPG Photonics Corporation(a),(c),(e)	19,495,319
		26,026,336
	SOFTWARE - 14.3%
902,607	8x8, Inc.(c)	2,590,482
164,042	Akamai Technologies, Inc.(c)	13,446,523
115,336	Amplitude, Inc.(c),(e)	1,309,064
3,850,941	Clarivate PLC(a),(c),(e)	34,119,337
298,527	Domo, Inc.(c)	4,740,609
2,109,536	Dropbox, Inc., Class A(a),(c),(e)	42,907,963
958,429	Expensify, Inc.(c),(e)	7,274,476
232,377	Gen Digital, Inc.	4,106,102
792,894	HireRight Holdings Corporation(a),(c),(e)	8,404,676
242,135	Informatica, Inc., Class A(c),(e)	3,743,407
177,019	ON24, Inc.(c)	1,540,065
85,762	Smartsheet, Inc., Class A(a),(c)	3,505,093
630,661	SS&C Technologies Holdings, Inc.(a)	36,918,895
581,676	Upland Software, Inc.(c)	2,134,751
695,694	Viant Technology, Inc.(c)	3,074,967
1,358,185	Vimeo, Inc.(c)	4,468,429
16,004	Ziff Davis, Inc.(c),(e)	1,170,533

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023

Shares		Fair Value
	COMMON STOCKS — 106.7% (Continued)
	SOFTWARE - 14.3% (Continued)
518,202	Zoom Video Communications, Inc., Class A(a),(c),(e)	$31,833,149
		207,288,521
	STEEL - 0.1%
169,000	Algoma Steel Group, Inc.(e)	1,248,910

	TECHNOLOGY HARDWARE - 2.2%
831,620	Casa Systems, Inc.(c)	1,039,525
305,029	Flex Ltd.(a),(c)	6,274,447
13,717	Samsung Electronics Company Ltd.(a)	16,926,777
1,194,186	Telefonaktiebolaget LM Ericsson, B Shares	6,562,958
		30,803,707
	TECHNOLOGY SERVICES - 10.3%
229,680	Cognizant Technology Solutions Corporation, Class A	13,714,193
173,680	Fiserv, Inc.(a),(c),(e)	21,209,802
166,325	FleetCor Technologies, Inc.(a),(c),(e)	35,580,244
135,302	Global Payments, Inc.	15,249,888
579,435	LiveRamp Holdings, Inc.(a),(c)	13,958,588
474,489	Nuvei Corporation(c),(e)	19,287,978
75,794	PayPal Holdings, Inc.(c)	5,760,344
141,889	WEX, Inc.(a),(c)	25,164,014
		149,925,051
	TELECOMMUNICATIONS - 5.2%
10,154,253	Airtel Africa PLC	15,326,645
2,207,527	AT&T, Inc.(a)	39,007,002
77,874	EchoStar Corporation, Class A(c)	1,329,309
550,373	Verizon Communications, Inc.(a)	21,370,984
		77,033,940
	TRANSPORTATION & LOGISTICS - 1.5%
101,680	Copa Holdings S.A., Class A	9,183,738
24,107	FedEx Corporation	5,491,092
222,412	Southwest Airlines Company	6,736,859
		21,411,689

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023

Shares		Fair Value
	TOTAL COMMON STOCKS (Cost $1,473,094,786)	$1,544,998,711

	SHORT-TERM INVESTMENTS — 15.2%
	COLLATERAL FOR SECURITIES LOANED - 9.9%
143,416,157	Mount Vernon Liquid Assets Portfolio, LLC, 4.96% (Cost $143,416,157)(f),(g)	143,416,157

	MONEY MARKET FUNDS - 5.3%
77,589,324	First American Government Obligations Fund Class X, 4.73% (Cost $77,589,324)(g)	77,589,324

	TOTAL SHORT-TERM INVESTMENTS (Cost $221,005,481)	221,005,481

Contracts(h)		Expiration Date	Exercise Price	Notional Value
	EQUITY OPTIONS PURCHASED - 0.0% (b)
	CALL OPTIONS PURCHASED - 0.0%(b)
2,847	AppLovin Corporation	05/19/2023	$17.50	$4,839,900	$378,651
2,847	AppLovin Corporation	05/19/2023	20.00	4,839,900	170,820
2,742	AT&T, Inc.	01/19/2024	32.00	4,845,114	19,194
	TOTAL CALL OPTIONS PURCHASED (Cost - $508,699)				568,665

	TOTAL EQUITY OPTIONS PURCHASED (Cost - $508,699)				568,665

	TOTAL INVESTMENTS - 121.9% (Cost $1,694,608,966)				$1,766,572,857
	LIABILITIES IN EXCESS OF OTHER ASSETS - (21.9)%				(315,276,736)
	NET ASSETS - 100.0%				$1,451,296,121

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023

Shares		Fair Value
	COMMON STOCKS SOLD SHORT — (90.9)%
	ADVERTISING & MARKETING - (0.2)%
(41,955)	Trade Desk, Inc. (The), Class A	$(2,699,385)

	AEROSPACE & DEFENSE - (2.0)%
(59,315)	AeroVironment, Inc.	(5,972,427)
(82,260)	Boeing Company	(17,009,723)
(8,318)	TransDigm Group, Inc.	(6,363,270)
		(29,345,420)
	APPAREL & TEXTILE PRODUCTS - (2.1)%
(163,389)	Crocs, Inc.	(20,206,318)
(3,320)	Hermes International	(7,195,345)
(60,448)	On Holding A.G.	(1,961,538)
		(29,363,201)
	ASSET MANAGEMENT - (2.6)%
(47,902)	Ares Management Corporation, Class A	(4,195,736)
(1,185,101)	Blue Owl Capital, Inc.	(13,344,237)
(17,055)	Bridge Investment Group Holdings, Inc.	(170,379)
(120,012)	Cohen & Steers, Inc.	(7,207,921)
(225,078)	P10, Inc.	(2,325,056)
(405,379)	TPG, Inc.	(11,743,830)
		(38,987,159)
	AUTOMOTIVE - (1.1)%
(96,348)	Tesla, Inc.	(15,830,940)

	BANKING - (3.0)%
(103,468)	Ameris Bancorp	(3,466,178)
(29,449)	BancFirst Corporation	(2,352,681)
(203,613)	Columbia Banking System, Inc.	(4,349,174)
(68,920)	First Bancorp	(2,121,358)
(30,413)	First Commonwealth Financial Corporation	(379,554)
(545,758)	Fulton Financial Corporation	(6,510,893)
(332,991)	Glacier Bancorp, Inc.	(11,065,291)
(67,614)	Lakeland Financial Corporation	(3,426,001)
(138,587)	ServisFirst Bancshares, Inc.	(6,998,644)
(48,190)	Stock Yards Bancorp, Inc.	(2,342,034)

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023

Shares		Fair Value
	COMMON STOCKS SOLD SHORT — (90.9)% (Continued)
	BANKING - (3.0)% (Continued)
(65,155)	United Bankshares, Inc.	$(2,158,585)
		(45,170,393)
	BEVERAGES - (0.4)%
(107,727)	National Beverage Corporation	(5,354,032)

	BIOTECH & PHARMA - (2.7)%
(222,853)	Amphastar Pharmaceuticals, Inc.	(7,971,452)
(127,190)	Corcept Therapeutics, Inc.	(2,865,591)
(94,519)	Cytokinetics, Inc.	(3,535,011)
(168,159)	Harmony Biosciences Holdings, Inc.	(5,421,446)
(104,877)	Moderna, Inc.	(13,937,105)
(211,077)	TG Therapeutics, Inc.	(5,241,042)
		(38,971,647)
	COMMERCIAL SUPPORT SERVICES - (2.0)%
(211,940)	Casella Waste Systems, Inc., Class A	(18,862,660)
(44,333)	CorVel Corporation	(8,956,596)
		(27,819,256)
	CONSUMER SERVICES - (0.4)%
(214,085)	European Wax Center, Inc.	(4,033,361)
(20,265)	Service Corp International	(1,422,400)
		(5,455,761)
	ELECTRICAL EQUIPMENT - (2.8)%
(28,238)	Atkore International Group, Inc.	(3,567,307)
(74,450)	Badger Meter, Inc.	(9,851,969)
(329,198)	Bloom Energy Corporation, Class A	(5,481,147)
(110,060)	Novanta, Inc.	(16,821,570)
(60,305)	SPX Technologies, Inc.	(3,840,222)
		(39,562,215)
	ENGINEERING & CONSTRUCTION - (5.1)%
(81,383)	Comfort Systems USA, Inc.	(12,165,945)
(66,931)	Exponent, Inc.	(6,160,999)
(202,858)	Installed Building Products, Inc.	(25,209,163)
(136,427)	TopBuild Corporation	(30,761,559)
		(74,297,666)

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023

Shares		Fair Value
	COMMON STOCKS SOLD SHORT — (90.9)% (Continued)
	FOOD - (2.0)%
(154,192)	Cal-Maine Foods, Inc.	$(7,324,120)
(268,470)	Hostess Brands, Inc.	(6,915,787)
(13,603)	Lamb Weston Holdings, Inc.	(1,520,951)
(50,934)	Lancaster Colony Corporation	(10,651,318)
(38,291)	Tootsie Roll Industries, Inc.	(1,565,336)
(107,377)	Vital Farms, Inc.	(1,383,016)
		(29,360,528)
	FORESTRY, PAPER & WOOD PRODUCTS - (0.7)%
(174,027)	Trex Company, Inc.	(9,512,316)

	HEALTH CARE FACILITIES & SERVICES - (3.7)%
(33,577)	Chemed Corporation	(18,509,321)
(483,902)	NeoGenomics, Inc.	(7,074,647)
(237,537)	Option Care Health, Inc.	(7,636,815)
(157,051)	Progyny, Inc.	(5,220,375)
(287,351)	Surgery Partners, Inc.	(11,396,341)
(25,832)	US Physical Therapy, Inc.	(2,750,075)
		(52,587,574)
	HOME & OFFICE PRODUCTS - (0.6)%
(239,090)	Tempur Sealy International, Inc.	(8,958,702)

	HOME CONSTRUCTION - (1.4)%
(74,564)	LGI Homes, Inc.	(8,858,202)
(110,001)	Patrick Industries, Inc.	(7,549,369)
(123,933)	PGT Innovations, Inc.	(3,180,121)
		(19,587,692)
	HOUSEHOLD PRODUCTS - (0.4)%
(36,616)	Inter Parfums, Inc.	(5,557,943)

	INDUSTRIAL INTERMEDIATE PROD - (0.5)%
(109,419)	Mueller Industries, Inc.	(7,861,755)

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023

Shares		Fair Value
	COMMON STOCKS SOLD SHORT — (90.9)% (Continued)
	INDUSTRIAL SUPPORT SERVICES - (0.7)%
(71,220)	SiteOne Landscape Supply, Inc.	$(10,522,043)

	INSURANCE - (0.5)%
(5,250)	Erie Indemnity Company, Class A	(1,140,983)
(39,776)	RLI Corporation	(5,530,852)
		(6,671,835)

	INTERNET MEDIA & SERVICES - (1.5)%
(108,018)	DoorDash, Inc., Class A	(6,609,621)
(349,400)	Zillow Group, Inc., Class C	(15,212,876)
		(21,822,497)
	LEISURE FACILITIES & SERVICES - (4.7)%
(17,367)	Churchill Downs, Inc.	(5,080,369)
(489,050)	Dutch Bros, Inc.	(15,233,907)
(31,643)	MGM Resorts International	(1,421,404)
(88,473)	Planet Fitness, Inc., Class A	(7,355,645)
(435,080)	Portillo’s, Inc.	(9,406,430)
(152,959)	Royal Caribbean Cruises Ltd.	(10,008,107)
(111,761)	Shake Shack, Inc., Class A	(6,125,620)
(25,217)	Wingstop, Inc.	(5,046,174)
(79,558)	Wynn Resorts Ltd.	(9,091,888)
		(68,769,544)
	LEISURE PRODUCTS - (3.1)%
(100,551)	BRP, Inc.	(7,513,267)
(110,013)	Brunswick Corporation	(9,328,002)
(432,606)	Dometic Group A.B.	(3,090,706)
(78,385)	LCI Industries	(8,854,370)
(107,080)	Malibu Boats, Inc., Class A	(6,076,790)
(465,292)	Topgolf Callaway Brands Corporation	(10,315,524)
		(45,178,659)
	MACHINERY - (2.9)%
(50,540)	Deere & Company	(19,105,130)
(192,905)	Energy Recovery, Inc.	(4,346,150)
(60,485)	Kadant, Inc.	(11,239,928)

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023

Shares		Fair Value
	COMMON STOCKS SOLD SHORT — (90.9)% (Continued)
	MACHINERY - (2.9)% (Continued)
(70,538)	Xylem, Inc.	$(7,324,666)
		(42,015,874)
	MEDICAL EQUIPMENT & DEVICES - (5.3)%
(149,710)	10X Genomics, Inc., Class A	(7,849,295)
(36,054)	Align Technology, Inc.	(11,728,366)
(91,329)	Axonics, Inc.	(5,247,764)
(56,460)	DexCom, Inc.	(6,850,856)
(59,550)	Establishment Labs Holdings, Inc.	(4,150,040)
(151,459)	Exact Sciences Corporation	(9,703,978)
(43,243)	Insulet Corporation	(13,753,004)
(63,755)	Novocure Ltd.	(4,201,455)
(49,398)	Penumbra, Inc.	(14,034,960)
		(77,519,718)
	METALS & MINING - (0.3)%
(29,600)	Encore Wire Corporation	(4,627,368)

	OIL & GAS PRODUCERS - (1.1)%
(68,600)	Denbury, Inc.	(6,405,868)
(67,530)	Hess Corporation	(9,795,902)
		(16,201,770)
	REAL ESTATE INVESTMENT TRUSTS - (1.1)%
(7,975)	Equinix, Inc.	(5,774,538)
(194,522)	Iron Mountain, Inc.	(10,745,395)
		(16,519,933)
	REAL ESTATE SERVICES - (0.6)%
(87,084)	Colliers International Group, Inc.	(9,274,446)

	RENEWABLE ENERGY - (1.5)%
(13,506)	First Solar, Inc.	(2,465,925)
(66,194)	Green Plains, Inc.	(2,261,849)
(1,890,939)	NEL ASA	(2,591,679)
(151,674)	Plug Power, Inc.	(1,369,616)
(45,913)	SolarEdge Technologies, Inc.	(13,114,131)
		(21,803,200)

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023

Shares		Fair Value
	COMMON STOCKS SOLD SHORT — (90.9)% (Continued)
	RETAIL - DISCRETIONARY - (4.6)%
(295,901)	Builders FirstSource, Inc.	$(28,042,538)
(12,641)	Fast Retailing Company Ltd.	(2,970,019)
(228,583)	Freshpet, Inc.	(15,765,370)
(324,724)	GameStop Corporation, Class A	(6,263,926)
(608,590)	Hennes & Mauritz A.B., Class B	(8,892,997)
(17,521)	Tractor Supply Company	(4,177,006)
		(66,111,856)
	SEMICONDUCTORS - (9.1)%
(240,280)	Aehr Test Systems	(5,946,930)
(146,214)	AIXTRON S.E.	(4,129,438)
(63,325)	Ambarella, Inc.	(3,924,884)
(163,179)	Axcelis Technologies, Inc.	(19,304,076)
(126,759)	Cirrus Logic, Inc.	(10,874,655)
(158,941)	Impinj, Inc.	(14,051,974)
(35,860)	Lattice Semiconductor Corporation	(2,858,042)
(33,870)	Microchip Technology, Inc.	(2,472,171)
(36,718)	Monolithic Power Systems, Inc.	(16,962,614)
(107,142)	NVIDIA Corporation	(29,730,833)
(62,187)	Power Integrations, Inc.	(4,525,970)
(333,511)	Rambus, Inc.	(14,787,878)
(17,688)	Universal Display Corporation	(2,360,640)
		(131,930,105)
	SOFTWARE - (9.1)%
(54,937)	Agilysys, Inc.	(4,287,283)
(165,779)	Altair Engineering, Inc., Class A	(11,447,040)
(78,589)	Appfolio, Inc., Class A	(10,972,596)
(104,786)	Avid Technology, Inc.	(3,092,235)
(127,059)	Digi International, Inc.	(3,832,099)
(50,271)	Donnelley Financial Solutions, Inc.	(2,174,221)
(276,840)	Doximity, Inc.	(10,173,870)
(29,414)	Duolingo, Inc.	(4,005,010)
(83,219)	Guidewire Software, Inc.	(6,340,456)
(785,262)	Palantir Technologies, Inc., Class A	(6,085,781)
(25,203)	Paycom Software, Inc.	(7,318,195)

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023

Shares		Fair Value
	COMMON STOCKS SOLD SHORT — (90.9)% (Continued)
	SOFTWARE - (9.1)% (Continued)
(399,857)	Paycor HCM, Inc.	$(9,396,640)
(167,910)	PDF Solutions, Inc.	(6,053,156)
(518,807)	R1 RCM, Inc.	(8,088,201)
(179,610)	Snowflake, Inc.	(26,596,649)
(169,735)	Sprout Social, Inc., Class A	(8,361,146)
(41,135)	Workiva, Inc.	(3,842,832)
		(132,067,410)
	SPECIALTY FINANCE - (1.0)%
(28,707)	Credit Acceptance Corporation	(14,052,074)

	STEEL - (1.9)%
(116,295)	Commercial Metals Company	(5,429,814)
(146,211)	Nucor Corporation	(21,665,546)
		(27,095,360)
	TECHNOLOGY HARDWARE - (3.9)%
(155,488)	Apple, Inc.	(26,383,204)
(81,809)	Arista Networks, Inc.	(13,102,529)
(368,919)	Extreme Networks, Inc.	(6,559,380)
(71,134)	PAR Technology Corporation	(2,175,989)
(72,247)	Super Micro Computer, Inc.	(7,617,001)
		(55,838,103)
	TECHNOLOGY SERVICES - (1.8)%
(115,962)	Coinbase Global, Inc., Class A	(6,237,596)
(22,076)	Insight Enterprises, Inc.	(2,670,092)
(100,285)	Jack Henry & Associates, Inc.	(16,380,552)
(3,542)	MarketAxess Holdings, Inc.	(1,127,667)
		(26,415,907)
	TELECOMMUNICATIONS - (0.3)%
(63,399)	Cogent Communications Holdings, Inc.	(4,377,067)

	TRANSPORTATION & LOGISTICS - (2.2)%
(579,300)	American Airlines Group, Inc.	(7,901,652)
(35,558)	Old Dominion Freight Line, Inc.	(11,392,427)
(30,322)	Saia, Inc.	(9,028,982)

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023

Shares		Fair Value
	COMMON STOCKS SOLD SHORT — (90.9)% (Continued)
	TRANSPORTATION & LOGISTICS - (2.2)% (Continued)
(289,087)	SFL Corp Ltd.	$(2,627,801)
		(30,950,862)

	TOTAL SECURITIES SOLD SHORT - (Proceeds - $1,304,831,851)	$(1,316,049,216)

ADR - American Depositary Receipt

LLC - Limited Liability Company

L.P. - Limited Partnership

Ltd. - Limited Company

N.V. - Naamioze Vennootschap

PLC - Public Limited Company

S.A. - Société Anonyme

(a)	All or a portion of the security is held as collateral for written options.

(b)	Percentage rounds to less than 0.1%.

(c)	Non-income producing security.

(d)	The value of this security has been determined in good faith under policies of the Board of Trustees.

(e)	All or a portion of the security is on loan. The total fair value of the securities on loan as of April 30, 2023 was $141,320,465.

(f)	Security was purchased with cash received as collateral for securities on loan at April 30, 2023. Total collateral had a value of $143,416,157 at April 30, 2023.

(g)	Rate disclosed is the seven day effective yield as of April 30, 2023.

(h)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

Invenomic Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
April 30, 2023

ASSETS
Investment securities:
At cost	$1,694,608,966
At value	$1,766,572,857	(a)
Cash collateral segregated for short sales	1,055,416,485
Foreign Currency (Cost $48,520,399)	48,741,020
Receivable for securities sold	51,671,770
Receivable for Fund shares sold	3,192,756
Dividends and interest receivable	2,038,365
Prepaid expenses and other assets	184,968
TOTAL ASSETS	2,927,818,221

LIABILITIES
Securities sold short (Proceeds - $1,304,831,851)	1,316,049,216
Securities lending collateral	143,416,157
Payable for investments purchased	12,856,419
Investment advisory fees payable	2,149,552
Payable for Fund shares redeemed	838,140
Dividends payable on securities sold short	560,539
Payable to related parties	294,832
Shareholder servicing fees payable	209,431
Distribution (12b-1) fees payable	28,449
Accrued expenses and other liabilities	119,365
TOTAL LIABILITIES	1,476,522,100
NET ASSETS	$1,451,296,121

NET ASSETS CONSIST OF:
Paid in capital	$1,205,474,920
Accumulated earnings	245,821,201
NET ASSETS	$1,451,296,121

NET ASSET VALUE PER SHARE:
Institutional Class:
Net Assets	$902,427,997
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	38,781,850
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (b)	$23.27

Investor Class:
Net Assets	$138,629,898
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	6,073,821
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (b)	$22.82

Super Institutional Class:
Net Assets	$410,238,226
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	17,418,389
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (b)	$23.55

(a)	Includes fair value of securities on loan in the amount of $141,320,465.

(b)	Redemptions made within 60 days of purchases may be assessed a redemption fee of 1.00%.

See accompanying notes to financial statements.

Invenomic Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended April 30, 2023

INVESTMENT INCOME
Dividends (net of foreign tax withheld of $295,820)	$10,909,173
Interest	15,921,001
Securities lending income - net	255,201
TOTAL INVESTMENT INCOME	27,085,375

EXPENSES
Investment advisory fees	10,639,346
Distribution (12b-1) fees:
Investor Class	153,281
Shareholder service fees - Institutional Class	961,678
Shareholder service fees - Investor Class	153,281
Dividends on securities sold short	5,165,372
Administration fees	513,539
Third party administrative servicing fees	460,967
Registration fees	84,137
Custodian fees	72,888
Trustees fees and expenses	12,180
Legal fees	14,876
Compliance officer fees	23,584
Printing expense	18,904
Insurance expense	21,151
Audit fees	9,410
Other expenses	11,931
TOTAL EXPENSES	18,316,525

Plus: Fees recaptured by the Advisor	248,393

NET EXPENSES	18,564,918

NET INVESTMENT INCOME	8,520,457

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	114,638,640
Foreign currency transactions	(834,525)
Options purchased	872,715
Securities sold short	83,677,340
198,354,170
Net change in unrealized appreciation (depreciation) on:
Investments	89,708,651
Foreign currency translations	1,981,780
Options purchased	258,393
Securities sold short	(39,750,490)
52,198,334

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	250,552,504

NET INCREASE IN NET ASSETS	$259,072,961

See accompanying notes to financial statements.

Invenomic Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	April 30, 2023	October 31, 2022
	(Unaudited)
FROM OPERATIONS
Net investment income (loss)	$8,520,457	$(8,877,590)
Net realized gain from investments, foreign currency transactions, options purchased, and securities sold short	198,354,170	253,743,916
Net change in unrealized appreciation (depreciation) on investments, securities sold short, options purchased and foreign currency translations	52,198,334	(31,791,365)
Net increase in net assets resulting from operations	259,072,961	213,074,961

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid:
Institutional Class	(142,528,065)	(40,770,656)
Investor Class	(25,232,777)	(4,265,466)
Super Institutional Class	(55,976,146)	(8,596)
Net decrease in net assets resulting from distributions to shareholders	(223,736,988)	(45,044,718)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Institutional Class	307,007,837	529,759,989
Investor Class	38,382,596	113,922,554
Super Institutional Class	136,545,697	288,880,112
Net asset value of shares issued in reinvestment of distributions:
Institutional Class	124,676,221	33,543,053
Investor Class	23,529,179	3,972,902
Super Institutional Class	55,867,621	8,596
Redemption fee proceeds:
Institutional Class	29,542	144,838
Investor Class	4,755	20,871
Super Institutional Class	12,657	26,104
Payments for shares redeemed:
Institutional Class	(172,088,582)	(356,720,772)
Investor Class	(36,335,210)	(50,330,562)
Super Institutional Class	(52,250,493)	(33,504,392)
Net increase in net assets from shares of beneficial interest	425,381,820	529,723,293

TOTAL INCREASE IN NET ASSETS	460,717,793	697,753,536

NET ASSETS
Beginning of Period	990,578,328	292,824,792
End of Period	$1,451,296,121	$990,578,328

SHARE ACTIVITY
Institutional Class:
Shares Sold	14,385,175	23,964,969
Shares Reinvested	6,212,069	1,978,941
Shares Redeemed	(7,700,046)	(15,308,338)
Net increase in shares of beneficial interest outstanding	12,897,198	10,635,572

Investor Class:
Shares Sold	1,760,923	5,159,119
Shares Reinvested	1,194,375	237,188
Shares Redeemed	(1,642,400)	(2,229,218)
Net increase in shares of beneficial interest outstanding	1,312,898	3,167,089

Super Institutional Class:
Shares Sold	6,274,142	12,011,669
Shares Reinvested	2,753,456	504
Shares Redeemed	(2,231,990)	(1,392,825)
Net increase in shares of beneficial interest outstanding	6,795,608	10,619,348

See accompanying notes to financial statements.

Invenomic Fund
STATEMENT OF CASH FLOWS (Unaudited)
For the Six Months Ended April 30, 2023

Cash Flows From Operating Activities:
Net Increase in Net Assets Resulting From Operations	$259,072,961
Adjustments to Reconcile Net Increase in Net Assets Resulting From Operations to Net Cash Used for Operating Activities:
Purchases of investments	(1,273,722,200)
Sales of investments	1,107,951,438
Purchases of securities sold short	1,590,810,137
Proceeds from securities sold short	(1,015,941,187)
Net Sales of short-term investments	(20,117,840)
Net change in unrealized appreciation/depreciation on investments	(52,056,312)
Net realized gains from investments	(198,354,170)
Increase in prepaid expenses and other assets	(1,900,366)
Increase in interest and dividend receivable	(2,081,186)
Increase in Investment advisory fees payable	658,537
Increase in Shareholder servicing fees payable	56,646
Increase in service fees payable to related parties	163,608
Increase in distribution (12b-1) fees payable	5,034
Decrease in dividends payable on securities sold short	(188,921)
Decrease in accrued expenses and other liabilities	(83,381)
Net Cash Used for Operating Activities	394,272,798

Cash Flows From Financing Activities:
Proceeds from Shares Issued	480,047,396
Payment on Shares Redeemed	(260,663,197)
Distributions paid to shareholders	(19,663,967)
Net Cash Provided by Financing Activities	199,720,232

Net Increase in Cash	593,993,030
Cash at Beginning of Year	510,164,475
Cash at End of Year	$1,104,157,505

Supplemental Disclosure of Non-Cash Activity:
Non-cash Financing Activities not Included Above Consists of Reinvestment of Distributions	$204,073,021

See accompanying notes to financial statements.

Invenomic Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Institutional Class
	For the
	Six Months Ended		For the	For the	For the	For the	For the
	April 30, 2023		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018
Net asset value, beginning of period	$23.99		$17.40	$10.67	$11.48	$11.07	$10.22
Activity from investment operations:
Net investment income (loss) (1)	0.17		(0.27)	(0.21)	(0.08)	(0.06)	(0.12)
Net realized and unrealized gain (loss) on investments	4.80		9.35	7.32	(0.36)	0.98	1.10
Total from investment operations	4.97		9.08	7.11	(0.44)	0.92	0.98
Less distributions from:
Net investment income	—		—	(0.01)	—	—	—
Net realized gains	(5.69)		(2.50)	(0.38)	(0.37)	(0.51)	(0.13)
Total distributions	(5.69)		(2.50)	(0.39)	(0.37)	(0.51)	(0.13)
Paid-in-Capital From Redemption Fees	0.00	(2)	0.01	0.01	0.00 (2)	0.00 (2)	0.00 (2)
Net asset value, end of period	$23.27		$23.99	$17.40	$10.67	$11.48	$11.07
Total return (3)	24.49	% (6)	58.24%	68.21%	(4.06)%	8.67%	9.63%
Net assets, at end of period (000’s)	$902,428		$620,954	$265,308	$122,105	$198,929	$69,580
Ratio of gross expenses to average net assets (4,5)	3.03	% (7)	2.89%	3.25%	2.97%	2.83%	2.91%
Ratio of net expenses to average net assets (5)	3.07	% (7)	2.92%	3.15%	2.83%	2.77%	2.72%
Ratio of net investment income (loss) to average net assets	1.47	% (7)	(1.19)%	(1.31)%	(0.76)%	(0.57)%	(1.14)%
Portfolio Turnover Rate	81	% (6)	149%	179%	153%	100%	106%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Represents less than $0.01 per share.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes the reinvestment of distributions.

(4)	Represents the ratio of expenses to average net assets absent advisory fees waived or recaptured by the Advisor.

(5)	Excluding dividends from securities sold short and interest expense, the ratio of expenses to average net assets would have been:

Before fees waived/recaptured	2.19	% (7)	2.20%	2.33%	2.37%	2.29%	2.43%
After fees waived/recaptured	2.23	% (7)	2.23%	2.23%	2.23%	2.23%	2.24%

(6)	Not Annualized.

(7)	Annualized.

See accompanying notes to financial statements.

Invenomic Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Investor Class
	For the
	Six Months Ended		For the	For the	For the	For the	For the
	April 30, 2023		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018
Net asset value, beginning of period	$23.66		$17.23	$10.57	$11.40	$11.02	$10.21
Activity from investment operations:
Net investment income (loss) (1)	0.13		(0.32)	(0.26)	(0.11)	(0.09)	(0.16)
Net realized and unrealized gain (loss) on investments	4.72		9.24	7.24	(0.36)	0.98	1.10
Total from investment operations	4.85		8.92	6.98	(0.47)	0.89	0.94
Less distributions from:
Net realized gains	(5.69)		(2.50)	(0.38)	(0.37)	(0.51)	(0.13)
Total distributions	(5.69)		(2.50)	(0.38)	(0.37)	(0.51)	(0.13)
Paid-in-Capital From Redemption Fees	0.00	(2)	0.01	0.06	0.01	0.00 (2)	0.00 (2)
Net asset value, end of period	$22.82		$23.66	$17.23	$10.57	$11.40	$11.02
Total return (3)	24.30	% (6)	57.85%	68.09%	(4.27)%	8.43%	9.25%
Net assets, at end of period (000’s)	$138,630		$112,627	$27,457	$5,933	$15,113	$8,501
Ratio of gross expenses to average net assets (4,5)	3.28	% (7)	3.14%	3.50%	3.22%	3.08%	3.21%
Ratio of net expenses to average net assets (5)	3.32	% (7)	3.17%	3.40%	3.08%	3.02%	3.02%
Ratio of net investment income (loss) to average net assets	1.21	% (7)	(1.41)%	(1.56)%	(0.99)%	(0.84)%	(1.39)%
Portfolio Turnover Rate	81	% (6)	149%	179%	153%	100%	106%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Represents less than $0.01 per share.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes the reinvestment of distributions.

(4)	Represents the ratio of expenses to average net assets absent advisory fees waived or recaptured by the Advisor.

(5)	Excluding dividends from securities sold short and interest expense, the ratio of expenses to average net assets would have been:

Before fees waived/recaptured	2.44	% (7)	2.45%	2.58%	2.62%	2.54%	2.73%
After fees waived/recaptured	2.48	% (7)	2.48%	2.48%	2.48%	2.48%	2.54%

(6)	Not Annualized.

(7)	Annualized.

See accompanying notes to financial statements.

Invenomic Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Super Institutional Class
	For the
	Six Months Ended		For the	For the	For the	For the
	April 30, 2023		Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)		October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019 (1)
Net asset value, beginning of period	$24.19		$17.49	$10.70	$11.49	$11.43
Activity from investment operations:
Net investment income (loss) (2)	0.20		(0.19)	(0.16)	(0.07)	(0.02)
Net realized and unrealized gain (loss) on investments	4.85		9.38	7.33	(0.35)	0.08
Total from investment operations	5.05		9.19	7.17	(0.42)	0.06
Less distributions from:
Net investment income	—		—	(0.01)	—	—
Net realized gains	(5.69)		(2.50)	(0.38)	(0.37)	—
Total distributions	(5.69)		(2.50)	(0.39)	(0.37)	—
Paid-in-Capital From Redemption Fees	0.00	(3)	0.01	0.01	0.00 (3)	—
Net asset value, end of period	$23.55		$24.19	$17.49	$10.70	$11.49
Total return (4)	24.65	% (7)	58.62%	68.58%	(3.88)%	0.52	% (7)
Net assets, at end of period (000’s)	$410,238		$256,997	$60	$36	$28,024
Ratio of gross expenses to average net assets (5,6)	2.78	% (8)	2.64%	3.00%	2.72%	2.58	% (8)
Ratio of net expenses to average net assets (6)	2.82	% (8)	2.67%	2.90%	2.58%	2.52	% (8)
Ratio of net investment income (loss) to average net assets	1.80	% (8)	(0.77)%	(1.04)%	(0.59)%	(0.30	)% (8)
Portfolio Turnover Rate	81	% (7)	149%	179%	153%	100	% (7)

(1)	The Super Institutional Class commenced operations on May 10, 2019

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes the reinvestment of distributions.

(5)	Represents the ratio of expenses to average net assets absent advisory fees waived or recaptured by the Advisor.

(6)	Excluding dividends from securities sold short and interest expense, the ratio of expenses to average net assets would have been:

Before fees waived/recaptured	1.94	% (8)	1.95%	2.08%	2.12%	2.04	% (8)
After fees waived/recaptured	1.98	% (8)	1.98%	1.98%	1.98%	1.98	% (8)

(7)	Not Annualized.

(8)	Annualized.

See accompanying notes to financial statements.

Invenomic Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
April 30, 2023

1.	ORGANIZATION

The Invenomic Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust II (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 26, 2010, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund’s investment objective is to seek to achieve long-term capital appreciation. The Fund offers three classes of shares: Institutional Class shares, Investor Class shares and Super Institutional Class shares. The Institutional Class Shares and Investor Class shares commenced operations on June 19, 2017. The Super Institutional Class shares commenced operations on May 10, 2019. Each class of shares is offered at their net asset value. Each class of shares has identical rights and privileges with respect to arrangements pertaining to shareholder servicing or distribution, class -related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. The share classes differ in the fees and expenses charged to shareholders. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open -end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the Adviser as its valuation designee (the “Valuation Designee”). The Board may also

Invenomic Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2023

enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Invenomic Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2023

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of April 30, 2023 for the Fund’s investments measured at fair value:

				Investments Measured
Assets *	Level 1	Level 2	Level 3	at Net Asset Value**	Total
Common Stock	$1,544,998,711	$—	$0	$—	$1,544,998,711
Call Options Purchased	568,665	—	—	—	568,665
Collateral For Securities Loaned	—	—	—	143,416,157	143,416,157
Money Market Fund	77,589,324	—	—	—	77,589,324
Total	$1,623,156,700	$—	$—	$143,416,157	$1,766,572,857
Liabilities*
Securities Sold Short	$(1,316,049,216)	$—	$—	$—	$(1,316,049,216)
Total	$(1,316,049,216)	$—	$—	$—	$(1,316,049,216)

*	Refer to the Schedule of Investments for industry classification.

**	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

The following is a reconciliation for which level 3 inputs were used in determining value.

Tenerity, Inc.
Beginning balance November 1, 2022	$0
Purchases	—
Proceeds from sales	—
Total realized gain/(loss)	—
Change in unrealized appreciation	—
Ending balance April 30, 2023	$0

The total change in unrealized appreciation/(depreciation) included in the Statements of Operations attributable to Level 3 investments still held at April 30, 2023, was $0.

Quantitative disclosures of unobservable inputs and assumptions used by the Fund are below.

Common Stock	Fair Value	Valuation Techniques	Unobservable Input
Tenerity, Inc.	$0	Independent Valuation	Adjusted for lack of marketability

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Fund.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to

Invenomic Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2023

track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Foreign Currency Translations – The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Option Transactions – When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non -income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

In conjunction with the use of written options contracts and short sales, the Fund may be required to maintain collateral in various forms. At April 30, 2023, such collateral is denoted in the Fund’s Schedule of Investments and Statements of Assets and Liabilities. Also, in conjunction with the use of written options contacts and short sales, the Fund, when appropriate, utilize a segregated margin deposit account with the counterparty. At April 30, 2023, these segregated margin deposit accounts are denoted in the Fund’s Statements of Assets and Liabilities.

Short Sales – A “short sale” is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, unlimited in size. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short. Certain cash and securities are held as collateral.

Securities Lending Risk – The Fund may lend portfolio securities to institutions, such as banks and certain broker-dealers. A Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

Federal income tax – It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open

Invenomic Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2023

tax years ended October 31, 2020 to October 31, 2022, or expected to be taken in the Fund’s October 31, 2023 year end tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and Ohio and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended April 30, 2023, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and securities sold short, amounted to the following:

Purchases	Sales
$1,264,038,296	$1,109,947,275

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Invenomic Capital Management LP serves as the investment advisor to the Fund. Pursuant to an Investment Advisory Agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.74%. For the six months ended April 30, 2023, the Fund incurred advisory fees in the amount of $10,639,346.

The Fund’s Advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least February 28, 2024 to ensure that Total Annual Fund Operating Expenses after fee waiver and/or reimbursement (excluding interest and tax expenses, dividends on short positions and Acquired Fund Fees and Expenses) for the Fund do not exceed 2.23%, 2.48% and 1.98% of the Fund’s average net assets, for Institutional Class, Investor Class shares and Super Institutional Class shares, respectively; subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. During the six months ended April 30, 2023 the advisor recaptured previously waived advisory fees in the amount of $248,393. As of April 30, 2023 the total amount of advisory fees waived subject to recapture is $67,444 which will expire on October 31, 2024.

Invenomic Capital Management LP serves as the Authorized Service Provider to the Fund. Pursuant to a Shareholder Services Plan with the Fund, the Advisor, under the oversight of the Board, provides customers who own shares of the fund with administrative support services. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a shareholder services fee, computed and accrued daily and paid monthly, at an annual rate of 0.25% of the Institutional Class and Investor Class Shares of the Fund. For the six months ended April 30, 2023, the Fund incurred shareholder service fees in the amount of $961,678 and $153,281 for the Institutional Class and Investor Class Shares respectively.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”). The Board of Trustees of the Northern Lights Fund Trust II has adopted, on behalf of the Fund, the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”), as amended, pursuant to Rule 12b-1 under the Investment Company Act of 1940, to pay for certain

Invenomic Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2023

distribution activities and shareholder services. Under the Plan, the Fund may pay 0.25% per year of the average daily net assets of Investor Class shares for such distribution and shareholder service activities. For the six months ended April 30, 2023, the Fund incurred distribution fees in the amount of $153,281.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”), an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

5.	DERIVATIVE TRANSACTIONS

The following is a summary of the effect of derivative instruments on the Fund’s Statement of Assets and Liabilities as of April 30, 2023.

Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Equity Contracts/Equity price risk	Investment securities at value	$568,665

The following is a summary of the effect of derivative instruments on the Fund’s Statement of Operations for the six months ended April 30, 2023.

		Change in Unrealized
Contract type/	Realized Gain/(Loss)	Appreciation/(Depreciation)
Primary Risk Exposure	On Options Purchased	on Options Purchased
Equity contracts/Equity Price Risk	$872,715	$258,393

The notional value and contracts of the derivative instruments outstanding as of April 30, 2023 as disclosed in the Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

6.	REDEMPTION FEES

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells his shares after holding them for less than 60 days. The redemption fee is paid directly to the Fund. For the six months ended April 30, 2023 the redemption fees assessed by the Fund were as follows:

Institutional	Investor	Super Institutional
$29,542	$4,755	$12,657

Invenomic Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2023

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at April 30, 2023, was as follows:

	Gross	Gross	Net Unrealized
Tax	Unrealized	Unrealized	Appreciation
Cost	Appreciation	Depreciation	(Depreciation)
$411,364,229	$201,760,401	$(162,600,989)	$39,159,412

8.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the period ended October 31, 2022 and October 31, 2021 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	October 31, 2022	October 31, 2021
Ordinary Income	$27,953,270	$4,836,176
Tax-exempt Income	—	—
Long-Term Capital Gain	17,091,448	—
Return of Capital	—	—
	$45,044,718	$4,836,176

As of October 31, 2022, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable Earnings
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	/(Accumulated Deficit)
$223,296,568	$—	$—	$—	$—	$(12,811,340)	$210,485,228

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales, mark-to-market on passive foreign investment companies and adjustments for partnerships. The unrealized appreciation (depreciation) in the table above includes unrealized foreign currency losses of $1,754,198.

During the fiscal year ended October 31, 2022, the Fund utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primarily attributable to book/tax treatment of tax adjustment for equalization credits, resulted in reclassification for the year ended October 31, 2022 as follows:

Paid
In	Distributable
Capital	Earnings
$33,281,210	$(33,281,210)

Invenomic Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2023

9.	SECURITIES LENDING

Under an agreement with U.S. Bank National Association (The “Bank”) the Invenomic Fund (the “Fund”) can lend its portfolio securities to brokers, dealers and other financial institutions approved by the Board of Trustees to earn additional income. Loans are collateralized by cash, in an amount at least equal to the market value of the securities loaned plus accrued interest, which is invested in highly liquid, short-term instruments such as repurchase agreements collateralized by money market funds in accordance with the Fund’s security lending procedures. A portion of the income generated by the investment in the collateral, net of any rebates paid by the Bank to the borrowers is remitted to the Bank as lending agent, and the remainder is paid to the Fund. The Fund continues to receive interest or dividends on the securities loaned. The Fund has the right under the Master Securities Lending Agreement to recover the securities from the borrower on demand; if the borrower fails to deliver the securities on a timely basis, the Fund could experience delays or losses on recovery. Additionally, the Fund is subject to the risk of loss from investments made with the cash received as collateral. The Fund manages credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.

At April 30, 2023, the Fund had loaned securities and received cash collateral for the loan. This cash was invested in the Mount Vernon Liquid Assets Portfolio, LLC as shown in the Schedules of Investments. The Fund receives compensation relating to the lending of the Fund’s securities.

The market value of loaned securities and collateral and percentage of total investment income the Fund received from the investment of cash collateral retained by the lending agent, U.S. Bank, were as follows:

Market Value of	Market Value of	Percentage of Total
Loaned Securities	Collateral	Investment Income
$141,320,465	$143,416,157	0.94%

Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Gross Amounts
	Recognized in	Financial	Cash
	Statements of Assets	Instruments	Collateral		Net Amount
	and Liabilities	Pledged	Pledged		of Assets
Invenomic Fund
Description of Liability Securities lending collateral	$143,416,157	$—	$143,416,157	(1)	$—

(1)	The amount is limited to the liability balance and accordingly does not include excess collateral pledged.

The following table breaks out the holdings pledged as collateral as of April 30, 2023:

	Overnight and	Up to		Greater than
	Continuous	30 Days	30-90 days	90 days	Total
Mount Vernon Liquid Assets Portfolio, LLC	$143,416,157	$—	$—	$—	$143,416,157

The fair value of the securities loaned for the Fund totaled $141,320,465 at April 30, 2023. The securities loaned are noted in the Portfolios of Investments. The fair value of the “Collateral for Securities Loaned” on the Portfolio of Investments includes only cash collateral received and reinvested that totaled $143,416,157 for the Fund at April 30, 2023. These amounts are offset by a liability recorded as “Securities lending collateral.”

Invenomic Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2023

10.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of April 30, 2023, Charles Schwab & Co. and National Financial Services LLC held approximately 42.69% and 29.08%, respectively of the voting securities of the Fund for the benefit of others. The Fund has no knowledge as to whether all or any portion of the shares owned on record by Charles Schwab & Co. and National Financial Services LLC. are also owned beneficially by any party who would be presumed to control the Fund.

11.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Invenomic Fund
EXPENSE EXAMPLES (Unaudited)
April 30, 2023

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemptions; and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as noted below.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the respective Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio During the
	Account Value	Account Value	During Period	Period
Actual*	11/1/22	4/30/23	11/1/22 – 4/30/23	11/1/22 – 4/30/23
Institutional Class	$1,000.00	$1,244.90	$12.41	2.23%
Investor Class	$1,000.00	$1,243.00	$13.79	2.48%
Super Institutional Class	$1,000.00	$1,246.50	$11.03	1.98%
	Beginning	Ending	Expenses Paid	Expense Ratio During the
Hypothetical **	Account Value	Account Value	During Period	Period
(5% return before expenses)	11/1/22	4/30/23	11/1/22 – 4/30/23	11/1/22 – 4/30/23
Institutional Class	$1,000.00	$1,013.74	$11.13	2.23%
Investor Class	$1,000.00	$1,012.50	$12.37	2.48%
Super Institutional Class	$1,000.00	$1,014.98	$ 9.89	1.98%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

**	The hypothetical example assumes that the Fund was in operation for the full six months ended April 30, 2023.

Invenomic Fund
SUPPLEMENTAL INFORMATION (Unaudited)
April 30, 2023

FACTORS CONSIDERED BY THE TRUSTEES IN THE APPROVAL OF THE RENEWAL OF AN INVESTMENT ADVISORY AGREEMENT

At a meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Northern Lights Fund Trust II (the “Trust”) held on January 25 and 26, 2023, the Board, including the disinterested Trustees (the “Independent Trustees”), considered the approval of the renewal of the advisory agreement (the “Invenomic Advisory Agreement”) between Invenomic Capital Management LP (“ICM”) and the Trust on behalf of the Invenomic Fund (the “Fund”).

Based on their evaluation of the information provided by ICM, in conjunction with the Invenomic Fund’s other service providers, the Board, by a unanimous vote (including a separate vote of the Independent Trustees), approved the renewal of the Advisory Agreement with respect to the Invenomic Fund.

In advance of the Meeting, the Board requested and received materials to assist them in considering renewal of the Invenomic Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including the Invenomic Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the continuation of the Invenomic Advisory Agreement and comparative information relating to the advisory fee and other expenses of the Invenomic Fund. The materials also included due diligence materials relating to ICM (including due diligence questionnaires completed by ICM, select financial information of ICM, bibliographic information regarding ICM’s key management and investment advisory personnel, and comparative fee information relating to the Fund) and other pertinent information. At the Meeting, the Independent Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of fund management and met with such counsel separately from fund management.

The Board then reviewed and discussed the written materials that were provided in advance of the Meeting and deliberated on the approval of the renewal of the Invenomic Advisory Agreement with respect to the Invenomic Fund. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Invenomic Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Invenomic Advisory Agreement. In considering the renewal of the Invenomic Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Services. During the discussions with ICM, the Board reviewed materials provided by ICM relating to the Invenomic Advisory Agreement, including a description of the manner in which investment decisions are made and executed and a review of the professional personnel performing services for the Fund including the individuals that primarily monitor and execute the investment process. The Board discussed and noted they had met with ICM and were familiar with ICM’s capabilities and experience managing a mutual fund as well as its commitment to the Fund. The Board then discussed the extent of ICM’s research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel. The Board considered ICM’s specific responsibilities in all aspects of the day-to-day management of Invenomic and concluded that ICM’s personnel have the qualifications and expertise to manage the Fund. The Board also noted that ICM remained committed to the Fund’s investment strategy. Additionally, the Board received responses from the representative of ICM with respect to a series of important questions, including: whether ICM is involved in any lawsuits or pending regulatory actions; whether the management of other accounts conflicts with its management of Invenomic; and whether ICM has procedures in place to adequately allocate trades among its respective clients. The Board also reviewed the descriptions provided by ICM of its practices for monitoring compliance with the Fund’s investment limitations, noting that ICM’s chief compliance officer would continually review the portfolio managers’ performance of their duties with respect to the Fund to ensure compliance under ICM’s compliance program. The Board then reviewed the capitalization of ICM based on financial information and other materials provided by and discussed with ICM and concluded that ICM was sufficiently well-capitalized, or that its control person had the ability to make additional contributions in order to meet its obligations to Invenomic.

Invenomic Fund
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
April 30, 2023

The Board discussed ICM’s compliance structure and broker selection process and engaged in a discussion with the Trust’s chief compliance officer regarding ICM’s business practices. The Board noted that the CCO of the Trust continued to represent that ICM’s compliance policies and procedures were reasonably designed to prevent violations of applicable securities laws. The Board also noted ICM’s representation that the prospectus and statement of additional information for the Fund accurately describe the investment strategies of the Fund. The Board concluded that ICM had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures necessary to perform its duties under the Invenomic Advisory Agreement with respect to the Fund and that the nature, overall quality and extent of the management services to be provided by ICM were satisfactory.

Performance. The Board discussed the reports prepared by Broadridge and reviewed the performance of the Fund as compared to its peer group, Morningstar category and benchmark for the one year, three year, five year and since inception periods ended December 31, 2022. The Board noted that the Fund outperformed its respective peer group median, Morningstar category median and benchmark for each period as of December 31, 2022. The Board noted the portfolio managers’ ability to manage risk and concluded that past performance was acceptable.

Fees and Expenses. As to the costs of the services to be provided by ICM, the Board discussed the comparison of the Fund’s advisory fee and total operating expense data as compared to its peer group and Morningstar category as presented in the Broadridge Report. The Board noted that although the advisory fee was at the high end of its peer group and Morningstar category, it was not the highest in its peer group or Morningstar category. The Board reviewed the contractual arrangements for the Fund, which stated that ICM had agreed to waive or limit its advisory fee and/or reimburse expenses at least until February 28, 2024, in order to limit net annual operating expenses, exclusive of certain fees, so as not to exceed 2.23%, 2.48% and 1.98% of the Fund’s average net assets for Institutional Class shares, Investor Class shares and Super Institutional Class shares, respectively. The Board found such arrangements to be beneficial to shareholders although noting that the net total expense ratio was again at the high end of its peer group and Morningstar category, but not the highest in its Morningstar category. After further consideration, it was the consensus of the Board that, based on ICM’s experience and expertise, and the services provided by ICM to the Fund, the advisory fee charged by ICM to the Fund was not unreasonable.

Profitability. The Board also considered the level of profits that could be expected to accrue to ICM with respect to the Fund based on breakeven and profitability reports and analyses reviewed by the Board and the selected financial information provided by ICM. The Board concluded that anticipated profits from ICM’s relationship with the Fund were not excessive.

Economies of Scale. As to the extent to which the Fund will realize economies of scale as it grows, and whether the fee levels reflect these economies of scale for the benefit of investors, the Board discussed ICM’s expectations for growth of the Fund. The Board noted ICM’s intentions to continue with the soft close of the Fund to new investors and the possibility of adding breakpoints. After consideration, the Board concluded that any material economies of scale would not be achieved in the near term.

Conclusion. The Board relied upon the advice of counsel, and their own business judgment in determining the material factors to be considered in evaluating the Invenomic Advisory Agreement and the weight to be given to each such factor. Accordingly, having requested and received such information from ICM as the Trustees believed to be reasonably necessary to evaluate the terms of the Invenomic Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees voting separately, determined that (a) the terms of the Invenomic Advisory Agreement are not unreasonable; (b) the investment advisory fee payable pursuant to the Invenomic Advisory Agreement is not unreasonable; and (c) the Invenomic Advisory Agreement is in the best interests of the Fund and its shareholders. Moreover, the Board noted that each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Invenomic Advisory Agreement.

Privacy Policy

Rev. May 2019

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST II (“NLFT II”) DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	● Social Security number ● Employment information ● Account balances	● Account transactions ● Income ● Investment experience
When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share a customer’s personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer’s personal information; the reasons NLFT II chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does NLFT II share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-402-493-4603

Who we are
Who is providing this notice?	Northern Lights Fund Trust II
What we do
How does NLFT II protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does NLFT II collect my personal information?	We collect your personal information, for example, when you
	● open an account ● give us your income information ● provide employment information	● provide account information ● give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

●    sharing for affiliates’ everyday business purposes—information about your creditworthiness

●    affiliates from using your information to market to you

●    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust II has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● NLFT II does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you. ● Our joint marketing partners include other financial service companies.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1- 855-466-3406 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-855-466-3406.

INVESTMENT ADVISOR
Invenomic Capital Management
211 Congress Street, Floor 8
Boston, Massachusetts 02110

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

Invenomic-SAR23

(b)       Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of securities lending activities for closed-end management investment companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust II

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 7/6/23

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 7/6/23

By (Signature and Title)

/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer/Treasurer

Date 7/6/23